CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2012
CUSTOMER DEPOSITS

14. CUSTOMER DEPOSITS

Customer deposits represent cash payments received from customers in advance of the delivery of PV modules. These deposits are recognized as revenue when the conditions for revenue recognition have been met. The customer deposits are non-refundable unless the Group fails to fulfill the terms of the sales contract.